Consolidated Statements of Changes in Shareholders' Deficit - USD ($) $ in Millions	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Beginning balance at Mar. 31, 2014	$ (199.0)	$ 230.6	$ 139.7	$ (602.4)		$ 33.1
Net income	291.3			291.3
Other comprehensive income (loss)	(33.5)					(33.5)
Stock-based compensation	9.2	0.6	8.6
Tax benefit from stock options exercised	1.4		1.4
Equity awards exercised	4.1	0.4	3.7
Dividends declared	(267.0)			(267.0)
Treasury stock purchased	(9.1)				$ (9.1)
Treasury stock retired		(0.4)	(0.2)	(8.5)	9.1
Ending balance at Mar. 31, 2015	(202.6)	231.2	153.2	(586.6)		(0.4)
Net income	244.4			244.4
Other comprehensive income (loss)	1.2					1.2
Stock-based compensation	10.3	0.8	9.5
Tax benefit from stock options exercised	0.4		0.4
Equity awards exercised	2.1	0.2	1.9
Dividends declared	(258.7)			(258.7)
Treasury stock purchased	(22.3)				(22.3)
Treasury stock retired		(0.8)	(0.6)	(20.9)	22.3
Ending balance at Mar. 31, 2016	(225.2)	231.4	164.4	(621.8)		0.8
Net income	276.5			276.5
Other comprehensive income (loss)	(3.0)					(3.0)
Stock-based compensation	9.3	0.9	8.4
Tax benefit from stock options exercised	3.0		3.0
Equity awards exercised	0.3		0.3
Dividends declared	(173.3)			(173.3)
Treasury stock purchased	(99.8)				(99.8)
Treasury stock retired		(3.2)	(2.3)	(94.3)	$ 99.8
Ending balance at Mar. 31, 2017	$ (212.2)	$ 229.1	$ 173.8	$ (612.9)		$ (2.2)